Interests in associates and joint ventures - Interest in associates - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates in the opening balance	€ 104	€ 77	€ 130
Dividends	(2)	(3)
Share of profits (losses)	8	3	6
Impairment	0
Change in components of other comprehensive income	0		(9)
Changes in the scope of consolidation	2	(1)	(3)
Translation adjustment	(4)	5	(2)
Reclassifications and other items	(5)	23	(45)
Reclassification as held for sale	0	0	0
Interests in associates in the closing balance	€ 103	€ 104	€ 77